Restatement note Payroll Error Balance Sheet (Details) - Increase (decrease) due to corrections of prior period errors [member] - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Group Balance Sheet Statement [Line Items]
Deferred tax assets1	R 12	R 16
Retained earnings1	(1,293)	(1,293)	R 902
Deferred tax liabilities1	(303)	(273)
Trade and other current payables	972	1,082
Constructive obligations of payroll provisions and accruals
Group Balance Sheet Statement [Line Items]
Deferred tax assets1	10	15
Retained earnings1	836	976
Deferred tax liabilities1	126	91
Trade and other current payables	R 972	R 1,082